johim13f-063009

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         July 29, 2009
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      48
                                                  -----------------------

Form 13F Information Table Value Total:              $273,362 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
ACTIVISION BLIZZARD Inc Com   COM	00507V109     4,134	    327,350    SH    Shared-Defined     0                    327,350
AMERICAN EXPRESS CO           COM       025816109     1,269          54,625    SH    Shared-Defined     0                     54,625
AMPHENOL CORP CLASS A         COM       032095101    15,170         479,465    SH    Shared-Defined     0                    479,465
AON CORP Com                  COM       037389103     3,378          89,200    SH    Shared-Defined     0                     89.200
BANK OF AMERICA CORP COM      COM       060505104    22,094	  1,673,815    SH    Shared-Defined     0                  1,673,815
BRISTOL-MYERS SQUIBB Co Com   COM	110122108     1,097          54,000    SH    Shared-Defined     0                     54,000
BROOKDALE SN LIVING   	      COM	112463104     2,603	    536,605    SH    Shared-Defined	0		     536,605
BRUNSWICK CAP LTD   	      COM	117043109     3,205	  1,954,545    SH    Shared-Defined	0		   1,954,545
CADIZ INC     		      COM	127537207     3,480         361,402    SH    Shared-Defined     0                    361,402
CELGENE CORP Com              COM	151020104     4,234	     88,500    SH    Shared-Defined     0                     88,500
CHEVRON CORP COM	      COM	166764100     7,726	    116,617    SH    Shared-Defined     0                    116,617
CHUBB CORP COM                COM       171232101     9,435         236,590    SH    Shared-Defined     0                    236,590
COLGATE-PALMOLIVE CO.         COM       194162103    21,973         310,618    SH    Shared-Defined     0                    310,618
Dr PEPPER SNAPPLE	      COM	26138E109     2,972         140,247    SH    Shared-Defined     0                    140,247
EL PASO CORP                  COM       28336I109     4,474         484,681    SH    Shared-Defined     0                    484,681
EXELON CORP COM               COM       30161N101     4,825          94,220    SH    Shared-Defined     0                     94,220
EXXON MOBIL CORP              COM       30231G102     7,371         105,426    SH    Shared-Defined     0                    105,426
FORD MOTOR COMPANY COM        COM       345370860       535          88,200    SH    Shared-Defined     0                     88,200
GENERAL ELECTRIC CO           COM       369604103       486          41,500    SH    Shared-Defined     0                     41,500
GOOGLE INC CLASS A            COM       38259P508    13,693          32,480    SH    Shared-Defined     0                     32,480
HERSHEY CO                    COM       427866108       454          12,620    SH    Shared-Defined     0                     12,620
INTERCONTINETAL EXCHANGE      COM       45865V100     7,102          62,122    SH    Shared-Defined     0                     62,122
INVERNESS MED INNOV           COM       46126P106     5,167         145,525    SH    Shared-Defined     0                    145,525
JOHNSON & JOHNSON COM         COM       478160104     1,994          35,110    SH    Shared-Defined     0                     35,110
LOCKHEED MARTIN CORP          COM       539830109     2,034          25,222    SH    Shared-Defined     0                     25,222
MARSH & MCLENNAN COS INC      COM       571748102     2,264         112,452    SH    Shared-Defined     0                    112,452
MERCK & CO. INC               COM       589331107       521          18,630    SH    Shared-Defined     0                     18,630
MICROSOFT CORP                COM       594918104     1,440          60,560    SH    Shared-Defined     0                     60,560
MORGAN STANLEY COM	      COM	617446448     3,810         133,635    SH    Shared-Defined     0	             133,635
NUVASIVE INC COM	      COM	670704105     1,395	    312,000    SH    Shared-Defined     0		     312,000
ORACLE CORP                   COM       68389X105       278          13,000    SH    Shared-Defined     0                     13,000
ORIENTAL EXPRESS HOTELS       COM       G67743107       242          28,500    SH    Shared-Defined     0                     28,500
PEPSICO INC                   COM       713448108       922          16,781    SH    Shared-Defined     0                     16,781
PFIZER INC		      COM       717081103       284          18,950    SH    Shared-Defined     0                     18,950
PHILIP MORRIS INTERNATIONAL   COM       718172109     8,045         184,434    SH    Shared-Defined     0                    184,434
PRAXAIR INC                   COM       74005P104     1,431          20,130    SH    Shared-Defined     0                     20,130
PROCTOR & GAMBLE CO           COM       742718109     1,818          35,576    SH    Shared-Defined     0                     35,576
QUALCOMM INC COM              COM       747525103     5,717         126,492    SH    Shared-Defined     0                    126,492
REYNOLDS AMERICAN INC         COM       761713106    13,342         345,479    SH    Shared-Defined     0                    345,479
SCHLUMBERGER                  COM       806857108     5,619         103,846    SH    Shared-Defined     0                    103,846
SOUTHERN CO COM	              COM       842587107    20,241         649,598    SH    Shared-Defined     0                    649,598
UNITED PARCEL SERVICES	      COM	911312106     3,655          73,119    SH    Shared-Defined     0                     73,119
VERIZON COMMUNICATIONS        COM       92343V104     8,203         266,937    SH    Shared-Defined     0                    266,937
VISA INC          	      COM       92826C839     8.247         132,460    SH    Shared-Defined     0                    132,460
WALGREEN CO COM               COM       931422109     1,391          47,300    SH    Shared-Defined     0                     47,300
WAL MART STORES INC COM	      COM       931142103     5,218         107,720    SH    Shared-Defined     0                    107,720
WEATHERFORD INTERNATIONAL LTD COM       H27013103    12,019         614,451    SH    Shared-Defined     0                    614,451
WISCONSIN ENERGY COM          COM       976657106     1,207          29,660    SH    Shared-Defined     0                     29,660